As filed with the United States Securities and Exchange Commission December 22, 2011
1933 Act Registration No. 033-66242
1940 Act Registration No. 811-07890

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.
Post-Effective Amendment No. 44	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 45	☑
(Check appropriate box or boxes.)
AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Stephen R. Rimes, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on January 3, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement
Cover Page
This Post-Effective Amendment No. 44, Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate January 3, 2012 as the new effective date for Post-Effective Amendment No. 43, Amendment No. 44 filed pursuant to Rule 485(a)(1) under the Securities Act on October 28, 2011. This Post-Effective Amendment No. 44 neither amends nor supersedes any information contained in Post-Effective Amendment No. 43, Amendment No. 44.
Contents of Registration Statement
Prospectuses — Invesco Van Kampen High Yield Municipal Fund — incorporated by reference to Post-Effective Amendment No. 43, Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2011, Edgar Accession No. 0000950123-11-093002.
Statement of Additional Information Invesco Van Kampen High Yield Municipal Fund, Invesco Van Kampen Intermediate Term Municipal Income Fund, Invesco Van Kampen Municipal Income Fund and Invesco Van Kampen New York Tax Free Income Fund-incorporated by reference to Post-Effective Amendment No. 43 , Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2011 , Edgar Accession No. 0000950123-11-093002 .
Part C — incorporated by reference to Post-Effective Amendment No. 43, Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2011, Edgar Accession No. 0000950123-11-093002
Signature Page
The sole purpose of this filing is to delay the effective date for the Registrant’s Post-Effective Amendment No. 43 , Amendment No. 44 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 28, 2011 to January 3, 2012 .

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 22nd day of December, 2011.

Registrant: AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	December 22, 2011

/s/ David C. Arch*	Trustee	December 22, 2011

(David C. Arch)

/s/ Bob R. Baker*	Trustee	December 22, 2011

(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	December 22, 2011

(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	December 22, 2011

(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 22, 2011

(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	December 22, 2011

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	December 22, 2011

(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	December 22, 2011

(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	December 22, 2011

(Jack M. Fields)

/s/ Carl Frischling*	Trustee	December 22, 2011

(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	December 22, 2011

(Prema Mathai-Davis)

SIGNATURES	TITLE	DATE

/s/ Larry Soll*	Trustee	December 22, 2011

(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	December 22, 2011

(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	December 22, 2011

(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	December 22, 2011

(Wayne W. Whalen)

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	December 22, 2011

*By	/s/ Philip A. Taylor Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 35 on January 26, 2011.